Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Balance Sheets [Abstract]
Preferred stock, par or stated value per share	$ 0.01	$ 0.01	$ 0.001
Preferred stock, shares authorized	100,000	100,000	100,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value per share	$ 0.006	$ 0.006	$ 0.006
Common stock, shares authorized	180,000,000	180,000,000	90,000,000
Common stock, shares issued	16,166,756	10,438,912	2,780,075
Common stock, shares outstanding	16,166,756	10,438,912	2,780,075